UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hedged Stock Fund

Eaton Vance

Hedged Stock Fund

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 5.1%
Hexcel Corp.	7,100	$318,435
Raytheon Co.	9,672	1,355,337
United Technologies Corp.	13,822	1,471,076

		$3,144,848

Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The)	12,851	$377,177

		$377,177

Banks — 6.1%
First Republic Bank	5,000	$384,800
U.S. Bancorp	29,700	1,311,255
Wells Fargo & Co.	40,000	2,032,000

		$3,728,055

Beverages — 2.3%
PepsiCo, Inc.	13,450	$1,435,788

		$1,435,788

Biotechnology — 2.9%
Biogen, Inc.(1)	720	$220,054
Celgene Corp.(1)	2,543	271,440
Gilead Sciences, Inc.	11,887	931,703
Incyte Corp.(1)	1,805	146,385
Vertex Pharmaceuticals, Inc.(1)	2,310	218,318

		$1,787,900

Chemicals — 1.5%
Monsanto Co.	2,950	$314,175
RPM International, Inc.	10,800	588,924

		$903,099

Containers & Packaging — 1.6%
International Paper Co.	20,600	$998,894

		$998,894

Distributors — 0.6%
LKQ Corp.(1)	9,713	$350,542

		$350,542

Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)	6,205	$933,790

		$933,790

Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.	32,051	$1,677,229

		$1,677,229

Electric Utilities — 1.7%
NextEra Energy, Inc.	8,846	$1,069,835

		$1,069,835

Security	Shares	Value
Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	8,509	$672,211

		$672,211

Equity Real Estate Investment Trusts (REITs) — 3.9%
Equity Residential	19,730	$1,279,885
Federal Realty Investment Trust	7,080	1,125,720

		$2,405,605

Food & Staples Retailing — 2.2%
Kroger Co. (The)	31,300	$1,001,287
Sprouts Farmers Market, Inc.(1)	14,400	324,432

		$1,325,719

Food Products — 2.6%
Blue Buffalo Pet Products, Inc.(1)	13,100	$337,718
Pinnacle Foods, Inc.	24,742	1,253,182

		$1,590,900

Health Care Equipment & Supplies — 2.2%
Zimmer Biomet Holdings, Inc.	10,248	$1,328,243

		$1,328,243

Health Care Providers & Services — 2.7%
Humana, Inc.	2,980	$532,556
McKesson Corp.	5,984	1,104,766

		$1,637,322

Household Durables — 2.6%
Helen of Troy, Ltd.(1)	4,007	$361,992
Newell Brands, Inc.	23,746	1,260,438

		$1,622,430

Industrial Conglomerates — 2.5%
General Electric Co.	48,995	$1,530,604

		$1,530,604

Insurance — 4.4%
American Financial Group, Inc.	16,500	$1,239,975
Chubb, Ltd.	11,313	1,435,959

		$2,675,934

Internet & Direct Marketing Retail — 2.1%
Amazon.com, Inc.(1)	1,689	$1,299,111

		$1,299,111

Internet Software & Services — 8.8%
Alphabet, Inc., Class C(1)	3,571	$2,739,135
eBay, Inc.(1)	42,900	1,379,664
Facebook, Inc., Class A(1)	10,124	1,276,839

		$5,395,638

IT Services — 1.8%
Genpact, Ltd.(1)	26,300	$622,258
International Business Machines Corp.	2,925	464,724

		$1,086,982

Machinery — 1.2%
Fortive Corp.	14,300	$753,181

		$753,181

Security	Shares	Value
Media — 3.1%
Time Warner, Inc.	18,100	$1,419,221
Walt Disney Co. (The)	4,801	453,503

		$1,872,724

Multi-Utilities — 1.6%
Sempra Energy	9,169	$959,353

		$959,353

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	9,400	$502,618
Chevron Corp.	9,280	933,382
EOG Resources, Inc.	6,409	567,132
Occidental Petroleum Corp.	14,423	1,108,408
Royal Dutch Shell PLC, Class B	23,058	586,986

		$3,698,526

Pharmaceuticals — 6.5%
Allergan PLC(1)	2,600	$609,804
Eli Lilly & Co.	7,100	552,025
Johnson & Johnson	12,900	1,539,486
Pfizer, Inc.	29,000	1,009,200
Teva Pharmaceutical Industries, Ltd. ADR	5,836	294,076

		$4,004,591

Road & Rail — 1.2%
Norfolk Southern Corp.	8,050	$755,895

		$755,895

Semiconductors & Semiconductor Equipment — 4.3%
Broadcom, Ltd.	3,155	$556,605
Intel Corp.	33,792	1,212,795
NXP Semiconductors NV(1)	3,830	337,117
Texas Instruments, Inc.	7,800	542,412

		$2,648,929

Software — 2.1%
Mentor Graphics Corp.	29,279	$702,989
Verint Systems, Inc.(1)	17,174	585,977

		$1,288,966

Specialty Retail — 2.8%
Lowe’s Cos., Inc.	17,900	$1,370,424
Sally Beauty Holdings, Inc.(1)	13,229	360,093

		$1,730,517

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	23,843	$2,529,742

		$2,529,742

Tobacco — 3.2%
Philip Morris International, Inc.	11,600	$1,159,188
Reynolds American, Inc.	16,697	827,670

		$1,986,858

Total Common Stocks (identified cost $53,827,467)		$61,207,138

Put Options Purchased — 0.3%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	23	$2,120	9/2/16	$1,553
S&P 500 Index	22	2,115	9/7/16	3,850
S&P 500 Index	21	2,120	9/9/16	7,140
S&P 500 Index	21	2,100	9/14/16	7,875
S&P 500 Index	21	2,120	9/16/16	14,070
S&P 500 Index	22	2,120	9/21/16	22,990
S&P 500 Index	22	2,105	9/23/16	21,230
S&P 500 Index	24	2,090	9/28/16	22,560
S&P 500 Index FLEX	24	2,125	9/6/16	2,940
S&P 500 Index FLEX	21	2,125	9/12/16	10,069
S&P 500 Index FLEX	22	2,115	9/19/16	16,357
S&P 500 Index FLEX	23	2,090	9/26/16	18,235

Total Put Options Purchased (identified cost $254,663)				$148,869

Short-Term Investments — 0.0%(2)

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.60%(3)	$18	$17,537

Total Short-Term Investments (identified cost $17,537)		$17,537

Total Investments — 99.9% (identified cost $54,099,667)		$61,373,544

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	23	$2,205	9/2/16	$(345)
S&P 500 Index	22	2,195	9/7/16	(3,740)
S&P 500 Index	21	2,200	9/9/16	(4,043)
S&P 500 Index	21	2,195	9/14/16	(9,765)
S&P 500 Index	21	2,205	9/16/16	(6,248)
S&P 500 Index	22	2,210	9/21/16	(9,900)
S&P 500 Index	22	2,205	9/23/16	(15,400)
S&P 500 Index	24	2,195	9/28/16	(26,486)
S&P 500 Index FLEX	24	2,204	9/6/16	(1,796)
S&P 500 Index FLEX	21	2,212	9/12/16	(4,045)
S&P 500 Index FLEX	22	2,205	9/19/16	(12,994)
S&P 500 Index FLEX	23	2,198	9/26/16	(24,985)

Total Call Options Written (premiums received $276,031)				$(119,747)

Other Assets, Less Liabilities — 0.3%				$210,189

Net Assets — 100.0%				$61,463,986

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2016 was $1,738.

Abbreviations:

ADR	-	American Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

Written options activity for the fiscal year to date ended August 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	245	$315,219
Options written	2,882	3,730,657
Options terminated in closing purchase transactions	(342)	(471,512)
Options exercised	(747)	(1,052,960)
Options expired	(1,772)	(2,245,373)

Outstanding, end of period	266	$276,031

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At August 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at August 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$148,869	$—
Written options	—	(119,747)

Total	$148,869	$(119,747)

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,858,621

Gross unrealized appreciation	$8,353,335
Gross unrealized depreciation	(838,412)

Net unrealized appreciation	$7,514,923

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,252,501	$—	$—	$7,252,501
Consumer Staples	6,339,265	—	—	6,339,265
Energy	3,783,751	586,986	—	4,370,737
Financials	7,337,779	—	—	7,337,779
Health Care	8,758,056	—	—	8,758,056
Industrials	6,184,528	—	—	6,184,528
Information Technology	12,950,257	—	—	12,950,257
Materials	1,901,993	—	—	1,901,993
Real Estate	2,405,605	—	—	2,405,605
Telecommunication Services	1,677,229	—	—	1,677,229
Utilities	2,029,188	—	—	2,029,188
Total Common Stocks	$60,620,152	$586,986 *	$—	$61,207,138
Put Options Purchased	$101,268	$47,601	$—	$148,869
Short-Term Investments	—	17,537	—	17,537
Total Investments	$60,721,420	$652,124	$—	$61,373,544

Liability Description
Call Options Written	$(75,927)	$(43,820)	$—	$(119,747)
Total	$(75,927)	$(43,820)	$—	$(119,747)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2016